INVESTMENTS (NET UNREALIZED INVESTMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Net unrealized gains (losses) arising during the year	$ 43	$ 34	$ 51
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	5	2	47
Fixed Maturities [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, End of Year	158	110
Fixed Maturities [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, End of Year	2	(5)
Fixed Maturities [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, End of Year	156	115
Fixed Maturities [Member] | Net Unrealized Gains Losses On Investmetns [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(5)	(3)
Net unrealized gains (losses) arising during the year	6	(2)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	1	0
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	0	0
Impact of net unrealized investment gains (losses) on Deferred income taxes	0	0
Balance, End of Year	2	(5)
Fixed Maturities [Member] | Net Unrealized Gains Losses On Investmetns [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	115	77
Net unrealized gains (losses) arising during the year	37	36
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	4	2
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	0	0
Impact of net unrealized investment gains (losses) on Deferred income taxes	0	0
Balance, End of Year	156	115
Fixed Maturities [Member] | DAC and VOBA [Member} | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	1	0
Net unrealized gains (losses) arising during the year	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	0	0
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	(2)	1
Impact of net unrealized investment gains (losses) on Deferred income taxes	0	0
Balance, End of Year	(1)	1
Fixed Maturities [Member] | DAC and VOBA [Member} | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(27)	(6)
Net unrealized gains (losses) arising during the year	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	0	0
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	(4)	(21)
Impact of net unrealized investment gains (losses) on Deferred income taxes	0	0
Balance, End of Year	(31)	(27)
Fixed Maturities [Member] | Deferred Income Tax Asset Liability [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	2	1
Net unrealized gains (losses) arising during the year	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	0	0
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	0	0
Impact of net unrealized investment gains (losses) on Deferred income taxes	(2)	1
Balance, End of Year	0	2
Fixed Maturities [Member] | Deferred Income Tax Asset Liability [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(31)	(24)
Net unrealized gains (losses) arising during the year	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	0	0
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	0	0
Impact of net unrealized investment gains (losses) on Deferred income taxes	(13)	(7)
Balance, End of Year	(44)	(31)
Fixed Maturities [Member] | AOCI Gain Losses Related To Net Unrealized Investment Gains Losses [Member] | Unrealized Investment Gains Losses With Otti Losses [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(2)	(2)
Net unrealized gains (losses) arising during the year	6	(2)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	1	0
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	(2)	1
Impact of net unrealized investment gains (losses) on Deferred income taxes	(2)	1
Balance, End of Year	1	(2)
Fixed Maturities [Member] | AOCI Gain Losses Related To Net Unrealized Investment Gains Losses [Member] | Unrealized Investment Gains Losses All Other [Member]
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	57	47
Net unrealized gains (losses) arising during the year	37	36
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	4	2
Reclassification adjustment for OTTI losses excluded from Net earnings (loss)	0	0
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	(4)	(21)
Impact of net unrealized investment gains (losses) on Deferred income taxes	(13)	(7)
Balance, End of Year	$ 81	$ 57